SCHEDULE OF INCOME TAX EXPENSE (Details)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Tax Disclosure [Abstract]
Federal statutory rate	21.00%	21.00%
State taxes, net of federal benefit
Permanent differences	0.90%	4.60%
Valuation allowance	(21.90%)	(25.60%)
Effective rate	0.00%	0.00%